Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000131094 | 665859104 | Northern Trust Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131094 | 92840M102 | Vistra Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131094 | G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131094 | 21037T109 | Constellation Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 857477103 | State Street Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 174610105 | Citizens Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 493267108 | KeyCorporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131094 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	5.30%
C000131094 | Utilities21037T109
Holdings [Line Items]
Percent of Total Investments	93.40%
C000131094 | Cash & Equivalent261941108
Holdings [Line Items]
Percent of Total Investments	1.30%
C000131094 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131094 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131094 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131094 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131094 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000131094 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000131094 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131094 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131094 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000131094 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000131094 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000131094 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000131094 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000148993 | 665859104 | Northern Trust Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000148993 | 92840M102 | Vistra Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000148993 | G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000148993 | 21037T109 | Constellation Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 857477103 | State Street Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 174610105 | Citizens Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 493267108 | KeyCorporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000148993 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	5.30%
C000148993 | Utilities21037T109
Holdings [Line Items]
Percent of Total Investments	93.40%
C000148993 | Cash & Equivalent261941108
Holdings [Line Items]
Percent of Total Investments	1.30%
C000148993 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000148993 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000148993 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000148993 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000148993 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000148993 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000148993 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000148993 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000148993 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000148993 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000148993 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000148993 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000148993 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000131095 | 665859104 | Northern Trust Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131095 | 92840M102 | Vistra Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000131095 | G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000131095 | 21037T109 | Constellation Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 857477103 | State Street Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 174610105 | Citizens Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 629377508 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 493267108 | KeyCorporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131095 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	5.30%
C000131095 | Utilities21037T109
Holdings [Line Items]
Percent of Total Investments	93.40%
C000131095 | Cash & Equivalent261941108
Holdings [Line Items]
Percent of Total Investments	1.30%
C000131095 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000131095 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000131095 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131095 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000131095 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000131095 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000131095 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131095 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131095 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000131095 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000131095 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000131095 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000131095 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000169555 | G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169555 | 770700102 | Robinhood Markets, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169555 | 92537N108 | Vertiv Holdings Company
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169555 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | 771049103 | ROBLOX Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | 651639106 | Newmont Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | 88033G407 | Tenet Healthcare Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | 18915M107 | Cloudflare, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	10.80%
C000169555 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169555 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000169555 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169555 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169555 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169555 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000169555 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000169555 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000169555 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169555 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000169555 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169555 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000169555 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000169555 | Communications03831W108
Holdings [Line Items]
Percent of Total Investments	88.50%
C000169555 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.70%
C000169556 | G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169556 | 770700102 | Robinhood Markets, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169556 | 92537N108 | Vertiv Holdings Company
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169556 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | 771049103 | ROBLOX Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | 651639106 | Newmont Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | 88033G407 | Tenet Healthcare Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | 18915M107 | Cloudflare, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	10.80%
C000169556 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000169556 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169556 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169556 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000169556 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000169556 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000169556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000169556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000169556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000169556 | Communications03831W108
Holdings [Line Items]
Percent of Total Investments	88.50%
C000169556 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.70%
C000169557 | G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169557 | 770700102 | Robinhood Markets, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000169557 | 92537N108 | Vertiv Holdings Company
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169557 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | 771049103 | ROBLOX Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | 651639106 | Newmont Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | 88033G407 | Tenet Healthcare Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | 18915M107 | Cloudflare, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	10.80%
C000169557 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000169557 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000169557 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169557 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169557 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169557 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000169557 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000169557 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000169557 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169557 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000169557 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169557 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000169557 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000169557 | Communications03831W108
Holdings [Line Items]
Percent of Total Investments	88.50%
C000169557 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.70%
C000193677 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000193677 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000193677 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000193677 | 92837F763 | Virtus Seix Floating Rate High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000193677 | 277923637 | Eaton Vance Floating-Rate Advantaged Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000193677 | 543916134 | Lord Abbett Floating Rate Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000193677 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000193677 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	23.20%
C000193677 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193677 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000193677 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.40%
C000193677 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000193677 | Fixed Income - Other46138G508
Holdings [Line Items]
Percent of Total Investments	44.10%
C000193677 | Fixed Income - Other09260B747
Holdings [Line Items]
Percent of Total Investments	32.30%
C000193678 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000193678 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000193678 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000193678 | 92837F763 | Virtus Seix Floating Rate High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000193678 | 277923637 | Eaton Vance Floating-Rate Advantaged Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000193678 | 543916134 | Lord Abbett Floating Rate Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000193678 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000193678 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	23.20%
C000193678 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193678 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000193678 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.40%
C000193678 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000193678 | Fixed Income - Other46138G508
Holdings [Line Items]
Percent of Total Investments	44.10%
C000193678 | Fixed Income - Other09260B747
Holdings [Line Items]
Percent of Total Investments	32.30%
C000193679 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000193679 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000193679 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000193679 | 92837F763 | Virtus Seix Floating Rate High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000193679 | 277923637 | Eaton Vance Floating-Rate Advantaged Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000193679 | 543916134 | Lord Abbett Floating Rate Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000193679 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000193679 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	23.20%
C000193679 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000193679 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000193679 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.40%
C000193679 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000193679 | Fixed Income - Other46138G508
Holdings [Line Items]
Percent of Total Investments	44.10%
C000193679 | Fixed Income - Other09260B747
Holdings [Line Items]
Percent of Total Investments	32.30%
C000199674 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000199674 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000199674 | 66539A306 | Donoghue Forlines Momentum Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000199674 | 66538B826 | Donoghue Forlines Dividend Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000199674 | 464287572 | iShares Global 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000199674 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000199674 | 78468R663 | SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000199674 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	21.40%
C000199674 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199674 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000199674 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000199674 | Equities464287572
Holdings [Line Items]
Percent of Total Investments	32.10%
C000199674 | Money Market Funds316175108
Holdings [Line Items]
Percent of Total Investments	1.30%
C000199674 | Equities66538B826
Holdings [Line Items]
Percent of Total Investments	45.20%
C000199674 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000199675 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000199675 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000199675 | 66539A306 | Donoghue Forlines Momentum Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000199675 | 66538B826 | Donoghue Forlines Dividend Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000199675 | 464287572 | iShares Global 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000199675 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000199675 | 78468R663 | SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000199675 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	21.40%
C000199675 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199675 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000199675 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000199675 | Equities464287572
Holdings [Line Items]
Percent of Total Investments	32.10%
C000199675 | Money Market Funds316175108
Holdings [Line Items]
Percent of Total Investments	1.30%
C000199675 | Equities66538B826
Holdings [Line Items]
Percent of Total Investments	45.20%
C000199675 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000199676 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000199676 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000199676 | 66539A306 | Donoghue Forlines Momentum Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000199676 | 66538B826 | Donoghue Forlines Dividend Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000199676 | 464287572 | iShares Global 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000199676 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000199676 | 78468R663 | SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000199676 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	21.40%
C000199676 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000199676 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000199676 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000199676 | Equities464287572
Holdings [Line Items]
Percent of Total Investments	32.10%
C000199676 | Money Market Funds316175108
Holdings [Line Items]
Percent of Total Investments	1.30%
C000199676 | Equities66538B826
Holdings [Line Items]
Percent of Total Investments	45.20%
C000199676 | Equity
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000091243 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000091243 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000091243 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000091243 | 78468R663 | SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000091243 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	25.30%
C000091243 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000091243 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000091243 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.70%
C000091243 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000091243 | Fixed Income - Other46641Q837
Holdings [Line Items]
Percent of Total Investments	74.00%
C000091244 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000091244 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000091244 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000091244 | 78468R663 | SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000091244 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	25.30%
C000091244 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000091244 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000091244 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.70%
C000091244 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000091244 | Fixed Income - Other46641Q837
Holdings [Line Items]
Percent of Total Investments	74.00%
C000091245 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000091245 | 78468R606 | SPDR Portfolio High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000091245 | 46641Q837 | JPMorgan Ultra-Short Income ETF
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000091245 | 78468R663 | SPDR Bloomberg 1-3 Month T-Bill ETF
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000091245 | Collateral for Securities Loaned990VR1110
Holdings [Line Items]
Percent of Total Investments	25.30%
C000091245 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000091245 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000091245 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.70%
C000091245 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000091245 | Fixed Income - Other46641Q837
Holdings [Line Items]
Percent of Total Investments	74.00%